Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized shares	1,000,000	1,000,000
Preferred stock, shares issued	100	0
Preferred stock, shares outstanding	100
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized shares	100,000,000	100,000,000
Common stock, shares issued	91,963,183	47,903,442
Common stock, shares outstanding	91,963,183	47,163,079